Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue Recognition
Schedule of Disaggregation of Revenue

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2022	2021	2022	2021
Professional services (over time)	$566,413	$280,104	$3,970,744	$1,431,796
Termination expense reimbursement (one time)	719,565	—	719,565	—
License fees (over time)	62,500	50,000	187,500	150,000
Total net revenue	$1,348,478	$330,104	$4,877,809	$1,581,796

Disaggregation of Revenue

	For the years ended
	December 31,
	2021	2020
Revenue Type
Professional services (over time)	$3,477,896	$2,498,322
License fees (over time)	200,000	150,000
Total Revenue	$3,677,896	$2,648,322